Retirement Benefit Plans , Net Periodic Cost and AOCI (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
U.S. Pension Benefits
Net Periodic Benefit Cost
Service cost	$ 26	$ 27	$ 107	$ 104	$ 92
Interest cost	26	24	97	94	87
Expected return on plan assets	(39)	(35)	(141)	(128)	(121)
Amortization of prior service costs (credit)			1	(1)	(1)
Amortization of net actuarial loss	16	21	85	71	45
Net periodic benefit cost	29	37	149	140	102
Amounts Recognized in AOCI
Net actuarial loss (gain)			(126)
Amortization of prior service cost			(1)
Amortization of net actuarial gain			(85)
Effect of exchange rates			0
Total recognized in accumulated other comprehensive loss			(212)
Total recognized in net periodic pension cost and accumulated other comprehensive loss			(63)
Estimated Amounts That Will be Amortized from AOCI in Next Fiscal Year
Amortization of net actuarial loss			65
Total amounts that will be amortized from AOCI in next fiscal year			65
Non-U.S. Pension Benefits
Net Periodic Benefit Cost
Service cost	15	14	54	43	42
Interest cost	8	7	29	27	29
Expected return on plan assets	(10)	(9)	(35)	(33)	(36)
Amortization of prior service costs (credit)			1	1	1
Amortization of net actuarial loss	3	2	11	8	4
Net periodic benefit cost	16	14	60	46	40
Amounts Recognized in AOCI
Net actuarial loss (gain)			61
Amortization of prior service cost			(1)
Amortization of net actuarial gain			(11)
Effect of exchange rates			14
Total recognized in accumulated other comprehensive loss			63
Total recognized in net periodic pension cost and accumulated other comprehensive loss			124
Estimated Amounts That Will be Amortized from AOCI in Next Fiscal Year
Amortization of net actuarial loss			13
Total amounts that will be amortized from AOCI in next fiscal year			13
Post-Retirement Benefits
Net Periodic Benefit Cost
Service cost	5	5	19	19	19
Interest cost	4	3	14	15	17
Expected return on plan assets	(6)	(5)	(19)	(17)	(16)
Amortization of prior service costs (credit)			0	0	0
Amortization of net actuarial loss	0	0	1	3	3
Net periodic benefit cost	3	3	15	20	23
Amounts Recognized in AOCI
Net actuarial loss (gain)			(3)
Amortization of prior service cost			0
Amortization of net actuarial gain			(1)
Effect of exchange rates			0
Total recognized in accumulated other comprehensive loss			(4)
Total recognized in net periodic pension cost and accumulated other comprehensive loss			11
Estimated Amounts That Will be Amortized from AOCI in Next Fiscal Year
Amortization of net actuarial loss			0
Total amounts that will be amortized from AOCI in next fiscal year			$ 0